As filed with the Securities and Exchange Commission on October 5, 2010

1933 Act File No. 333-166932

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒
Pre-Effective Amendment No. __ ☐
Post-Effective Amendment No.    2   ☒

EATON VANCE MUTUAL FUNDS TRUST
(Exact name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant's Telephone Number)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: This Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest of Eaton Vance Structured Emerging Markets Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 02-90946).

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A -	Proxy Statement/Prospectus*

Part B -	Statement of Additional Information*

Part C -	Other Information

Signature Page

Exhibit Index

Exhibits

*	Previously filed in Registrant’s Registration Statement on Form N-14, File No. 333-166932 (the “Registration Statement”) filed on May 18, 2010 (Accession No. 0000940394-10-000512), and subsequently filed in definitive form in the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement filed on June 28, 2010 (Accession No. 0000940394-10-000671). Parts A and B of Amendment No. 1 are incorporated by reference into this amendment.

The sole purpose of this amendment is to include in the Registration Statement the Definitive Agreement and Plan of Reorganization (Exhibit 4) and the Opinion of Counsel on Tax Matters (Exhibit 12) for the reorganization of Eaton Vance Emerging Markets Fund, a series of Eaton Vance Special Investment Trust with Eaton Vance Structured Emerging Markets Fund, a series of the Registrant.

PART C OTHER INFORMATION

Item 15.   Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.

     The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.   Exhibits

(1)	(a)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust
dated August 17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-95-000497) and incorporated herein by reference. As used herein, references to Post-Effective Amendments are to post-effective amendments to the Registrant’s registration statement on Form N-
1A.
	(b)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to
Post-Effective Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-
95-000497) and incorporated herein by reference.
	(c)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c)
to Post-Effective Amendment No. 38 filed October 30, 1997 (Accession No.
0000950156-97-000918) and incorporated herein by reference.
	(d)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit
(a)(4) to Post-Effective Amendment No. 136 filed August 28, 2008 (Accession No.
0000940394-08-001205) and incorporated herein by reference.
	(e)	Amended and Restated Establishment and Designation of Series of Shares of
Beneficial Interest, Without Par Value, as amended and restated effective August 9,
2010 filed as Exhibit (a)(5) to Post-Effective Amendment No. 160 filed August 9,
2010 (Accession No. 0000940394-10-000840) and incorporated herein by reference.

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(2)	(a)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective
Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-95-000497)
and incorporated herein by reference.
	(b)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-
Effective Amendment No. 23 filed July 14, 1995 (Accession No. 0000950156-95-
000497) and incorporated herein by reference.
	(c)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-
Effective Amendment No. 87 filed September 13, 2002 (Accession No.
0000940394-02-000563) and incorporated herein by reference.
	(d)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-
Effective Amendment No. 103 filed March 1, 2005 (Accession No. 0000940394-05-
000195) and incorporated herein by reference.
	(e)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-
Effective Amendment No. 120 filed February 7, 2007 (Accession No. 0000940394-
07-000138) and incorporated herein by reference.
	(f)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-
Effective Amendment No. 136 filed August 28, 2008 (Accession No. 0000940394-
08-001205) and incorporated herein by reference.
(3)		Voting Trust Agreement – not applicable
(4)		Agreement and Plan of Reorganization by and between Eaton Vance Special
Investment Trust (on behalf of Eaton Vance Emerging Markets Fund) and Eaton
Vance Mutual Funds Trust (on behalf of Eaton Vance Structured Emerging Markets
Fund) filed herewith.
(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated
Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.
(6)	(a)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective
Amendment No. 25 filed August 17, 1995 (Accession No. 0000950156-95-000608)
and incorporated herein by reference.
	(b)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit
(5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 (Accession No.
0000950156-97-000870) and incorporated herein by reference.
	(c)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Municipal Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-
Effective Amendment No. 37 filed October 17, 1997 (Accession No. 0000950156-
97-000870) and incorporated herein by reference.

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(d)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-
Effective Amendment No. 76 filed June 21, 2001 (Accession No. 0000940394-01-
500299) and incorporated herein by reference.
(e)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Equity Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-
Effective Amendment No. 78 filed August 17, 2001 (Accession No. 0000940394-
01-500394) and incorporated herein by reference.
(f)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed as
Exhibit (d)(6) to Post-Effective Amendment No. 80 filed December 14, 2001
(Accession No. 0000940394-01-500553) and incorporated herein by reference.
(g)	(i) Investment Advisory and Administrative Agreement with Eaton Vance
Management for Eaton Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed June 26, 2002
(Accession No. 0000940394-02-000406) and incorporated herein by reference.
(ii) Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Low Duration Fund and Eaton Vance Management filed as
Exhibit (d)(7)(b) to Post-Effective Amendment No. 95 filed April 28, 2004
(Accession No. 0000940394-04-000438) and incorporated herein by reference.
(iii) Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low
Duration Fund dated June 14, 2004 filed as Exhibit (7)(c) to Post-Effective
Amendment No. 103 filed March 1, 2005 (Accession No. 0000940394-05-
000195) and incorporated herein by reference.
(h)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit
(d)(8) to Post-Effective Amendment No. 85 filed February 26, 2003 (Accession No.
0000940394-03-000085) and incorporated herein by reference.
(i)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit
(d)(9) to Post-Effective Amendment No. 91 filed August 11, 2003 (Accession No.
0000940394-03-000637) and incorporated herein by reference.
(j)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Diversified Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-
Effective Amendment No. 98 filed December 6, 2004 (Accession No. 0000940394-
04-001127) and incorporated herein by reference.

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(k)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Dividend Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-
Effective Amendment No. 108 filed August 17, 2005 (Accession No. 0000940394-
05-000966) and incorporated herein by reference.
(l)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Structured Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to
Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No.
0000940394-06-000369) and incorporated herein by reference.
(m)	Investment Sub-Advisory Agreement between Eaton Vance Management and
Parametric Portfolio Associates for Eaton Vance Structured Emerging Markets
Fund dated March 27, 2006 filed as Exhibit (d)(13) to Post-Effective Amendment
No. 122 filed February 27, 2007 (Accession No. 0000940394-07-000176) and
incorporated herein by reference.
(n)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Emerging Markets Income Fund dated March 12, 2007 filed as Exhibit (d)(14) to
Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No.
0000940394-08-000450) and incorporated herein by reference.
(o)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
International Income Fund dated March 12, 2007 filed as Exhibit (d)(15) to Post-
Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-
08-000450) and incorporated herein by reference.
(p)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Global Macro Fund dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective
Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450)
and incorporated herein by reference.
(q)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Strategic Income Fund dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective
Amendment No. 132 filed December 28, 2007 (Accession No. 0000940394-07-
002172) and incorporated herein by reference.
(r)	Investment Advisory and Administrative Services Agreement dated October 19,
2009 with Eaton Vance Management for Eaton Vance Build America Bond Fund
filed as Exhibit (d)(18) to Post- Effective Amendment No. 148 filed November 17,
2009 (Accession No. 0000940394-09-000877) and incorporated herein by reference.
(s)	Investment Advisory and Administrative Services Agreement dated March 30, 2010 with Eaton Vance Management for Eaton Vance Structured International Equity
Fund filed as Exhibit (d)(19) to Post-Effective Amendment No. 155 filed March 31,
2010 (Accession No. 0000940394-10-000341) and incorporated herein by reference.

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	(t)	Investment Sub-Advisory Agreement dated March 30, 2010 between Eaton Vance
Management and Parametric Portfolio Associates for Eaton Vance Structured
International Equity Fund filed as Exhibit (d)(20) to Post-Effective Amendment No.
155 filed March 31, 2010 (Accession No. 0000940394-10-000341) and incorporated herein by reference.
	(u)	Investment Advisory Agreement dated March 1, 2010 with Boston Management and Research for Eaton Vance U. S. Government Money Market Fund filed herewith as Exhibit (d)(21) to Post-Effective Amendment No. 157 filed April 30,
2010 (Accession No. 0000940394-10-000471) and incorporated herein by reference.
	(v)	Investment Advisory and Administrative Agreement dated August 9, 2010 with
Eaton Vance Management for Eaton Vance Global Macro Absolute Return
Advantage Fund filed as Exhibit (d)(22) to Post-Effective Amendment No. 161 filed
August 25, 2010 (Accession No. 0000940394-10-000859) and incorporated herein by reference.
(7)	(a)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of
Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective
November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34
filed April 21, 1997 (Accession No. 0000950156-97-000394) and incorporated herein by reference.
	(b)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of
Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective
November 1, 1996 filed as Exhibit (6)(a)(6) to Post-Effective Amendment No. 34
filed April 21, 1997 (Accession No. 0000950156-97-000394) and incorporated herein by reference.
	(c)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of
Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective
November 1, 1996 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 34
filed April 21, 1997 (Accession No. 0000950156-97-000394) and incorporated herein by reference.
	(d)	(i) Amended and Restated Distribution Agreement between Eaton Vance Mutual
Funds Trust and Eaton Vance Distributors, Inc. effective August 6, 2007 with attached Schedule A and Schedule B filed as Exhibit (e)(4) to Post-Effective
Amendment No. 28 filed August 10, 2007 (Accession No. 000940394-07-
000956) and incorporated herein by reference.
(ii) Amended Schedule B dated August 9, 2010 to the Amended and Restated
Distribution Agreement between Eaton Vance Mutual Funds Trust and Eaton
Vance Distributors, Inc. filed as Exhibit (e)(4)(b) to Post-Effective
Amendment No. 161 filed August 25, 2010 (Accession No. 0000940394-
09-000859) and incorporated herein by reference.

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	(e)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized
Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26,
2007 (Accession No. 0000940394-07-000430) to the Registration Statement of
Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) and
incorporated herein by reference.
(8)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc.,
Release No. IC-20671 (November 1, 1994).
(9)	(a)	Master Custodian Agreement with State Street Bank and Trust Company dated
September 1, 2010 filed as Exhibit (g)(1) to Post-Effective Amendment No. 108 to
the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 02-
27962, 811-1545) filed September 27, 2010 (Accession No. 0000940394-10-
001000) and incorporated herein by reference.
	(b)	Amended and Restated Services Agreement with State Street Bank and Trust
Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective
Amendment No. 108 to the Registration Statement of Eaton Vance Special
Investment Trust (File Nos. 02-27962, 811-1545) filed September 27, 2010
(Accession No. 0000940394-10-001000) and incorporated herein by reference.
(10)	(a)	(i) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-
1 under the Investment Company Act of 1940 dated June 19, 1995 filed as
Exhibit (15)(h) to Post-Effective Amendment No. 25 filed August 17, 1995
(Accession No. 0000950156-95-000608) and incorporated herein by reference.
(ii) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on
behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as
Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 filed April 21, 1997
(Accession No. 0000950156-97-000394) and incorporated herein by reference.
	(b)	(i) Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23,
1997 and amended April 24, 2006 filed as Exhibit (m)(2) to Post-Effective
Amendment No. 117 filed June 28, 2006 (Accession No. 0000940394-06-
000619) and incorporated herein by reference.
(ii) Amendment to Schedule A effective February 8, 2010 of Eaton Vance Mutual
Funds Trust Class A Distribution Plan filed as Exhibit (m)(2)(b) to Post-
Effective Amendment No. 153 filed February 25, 2010 (Accession No.
0000940394-10-000156) and incorporated herein by reference.
	(c)	(i) Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted April 23,
2007 filed as Exhibit (m)(3) to Post-Effective Amendment No. 125 filed April
30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

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(c)	(ii) Amendment to Schedule A effective August 9, 2010 of Eaton Vance Mutual
Funds Trust Class A Distribution Plan filed as Exhibit (m)(3)(b) to Post-
Effective Amendment No. 161 filed August 25, 2010 (Accession No.
0000940394-10-000859) and incorporated herein by reference.
(d)	(i) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23,
1997 filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 filed
October 30, 1997 (Accession No. 0000950156-97-000918) and incorporated herein by reference.
(ii) Amendment to Schedule A effective October 19, 2009 of Eaton Vance Mutual
Funds Trust Class B Distribution Plan filed as Exhibit (m)(4)(b) to Post-
Effective Amendment No. 150 filed December 4, 2009 (Accession No.
0000940394-09-000964) and incorporated herein by reference.
(e)	Eaton Vance Mutual Funds Trust Class B Distribution Plan for Eaton Vance
Floating-Rate Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(5) to
Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.
(f)	(i) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23,
1997 filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 filed
October 30, 1997 (Accession No. 0000950156-97-000918) and incorporated herein by reference.
(ii) Amendment to Schedule A effective October 19, 2009 of Eaton Vance Mutual
Funds Trust Class C Distribution Plan filed as Exhibit (m)(6)(b) to Post-
Effective Amendment No. 150 filed December 4, 2009 (Accession No.
0000940394-09-000964) and incorporated herein by reference.
(g)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low
Duration Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective
Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406)
and incorporated herein by reference.
(h)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance
Floating-Rate Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(8) to
Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.
(i)	(i) Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16,
2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective
Amendment No. 89 filed July 9, 2003 (Accession No. 0000940394-03-
000488) and incorporated herein by reference.
(ii) Schedule A to Class R Distribution Plan filed as Exhibit (m)(9)(b) to Post-
Effective Amendment No. 156 filed March 31, 2010 (Accession No.
0000940394-10-000343) and incorporated herein by reference.

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	(j)	Eaton Vance Mutual Funds Trust Amended and Restated Class C Distribution Plan
adopted February 8, 2010 filed as Exhibit (m)(10) to Post-Effective Amendment
No. 153 filed February 25, 2010 (Accession No. 0000940394-10-000156) and
incorporated herein by reference.
	(k)	(i) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated
August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.
(ii) Schedule A effective August 9, 2010 to Amended and Restated Multiple Class
Plan filed as Exhibit (n)(2) to Post-Effective Amendment No. 161 filed
August 25, 2010 (Accession No. 0000940394-10-000859) and incorporated herein by reference.
(iii) Schedule B effective August 9, 2010 to Amended and Restated Multiple Class
Plan filed as Exhibit (n)(3) to Post-Effective Amendment No. 161 filed
August 25, 2010 (Accession No. 0000940394-10-000859) and incorporated herein by reference.
(iv) Schedule C effective August 9, 2010 to Amended and Restated Multiple Class
Plan filed as Exhibit (n)(4) to Post-Effective Amendment No. 161 filed
August 25, 2010 (Accession No. 0000940394-10-000859) and incorporated herein by reference.
(11)		Opinion and Consent of Counsel as to legality of securities being registered by
Registrant filed as Exhibit (11) to the initial filing of this Registration Statement on
Form N-14 filed May 18, 2010 (Accession No. 0000940394-10-000512) and incorporated herein by reference.
(12)		Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus filed herewith.
(13)	(a)	(i) Amended Administrative Services Agreement between Eaton Vance Mutual
Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No.
24 filed August 16, 1995 (Accession No. 0000950156-95-00) and incorporated herein by reference.
(ii) Amended Schedule A dated March 1, 2008 to the Amended Administrative
Services Agreement dated July 31, 1995 filed as Exhibit (h)(1)(b) to Post-
Effective Amendment No. 134 filed March 13, 2008 (Accession No.
0000940394-08-000450) and incorporated herein by reference.
	(b)	(i) Administrative Services Agreement between Eaton Vance Mutual Funds Trust
(on behalf of certain of its series) and Eaton Vance Management dated August
16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 filed
August 26, 1999 (Accession No. 0000950156-99-000566) and incorporated herein by reference.

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(ii) Schedule A dated August 10, 2007 to the Administrative Services Agreement
dated August 16, 1999 filed as Exhibit (h)(2)(b) to Post-Effective Amendment
No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and
incorporated herein by reference.
	(c)	(i) Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit (h)(1)
to Post-Effective Amendment No. 70 of Eaton Vance Series Trust II (File
Nos. 02-42722, 811-02258) filed October 27, 2008 (Accession No.
0000940394-08-001324) and incorporated herein by reference.
(ii) Red Flag Services Amendment effective May 1, 2009 to the Transfer Agency
Agreement filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 31 of
Eaton Vance Municipals Trust II (File Nos. 33-71320, 811-8134) filed May
28, 2009 (Accession No. 0000940394-09-000411) and incorporated herein by reference.
	(d)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC
Inc. and Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective
Amendment No. 109 filed August 25, 2005 (Accession No. 0000940394-05-
000983) and incorporated herein by reference.
	(e)	(i) Expense Waivers/Reimbursements Agreement between Eaton Vance
Management and each of the Trusts (on behalf of certain of their series) listed on Schedule A dated October 16, 2007 filed as Exhibit (h)(5) to Post-Effective
Amendment No. 131 filed November 26, 2007 (Accession No. 0000940394-
07-002010) and incorporated herein by reference.
(ii) Amended Schedule A effective September 27, 2010 to the Expense
Waivers/Reimbursements Agreement dated October 16, 2007 filed as Exhibit
(h)(10)(b) to Post-Effective Amendment No. 108 to the Registration
Statement of Eaton Vance Special Investment Trust (File Nos. 02-27962, 811-
1545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and
incorporated herein by reference.
(14)		Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Emerging Markets Fund and Eaton Vance Structured
Emerging Markets Fund filed as Exhibit (14) to Post-Effective Amendment No. 1 to the Registration Statement on N-14 filed June 28, 2010 (Accession No.
0000940394-10-000671) and incorporated herein by reference.
(15)		Omitted Financial Statements – not applicable
(16)		Power of Attorney for N-14 of Eaton Vance Mutual Funds Trust filed as Exhibit
(16)(a) to the initial filing of this Registration Statement on Form N-14 filed May
18, 2010 (Accession No. 0000940394-10-000512) and incorporated herein by reference.

C-9

(17)	(a)	(i)	Prospectus and Statement of Additional Information each dated May 1, 2010, of Eaton Vance Emerging Markets Fund filed as Exhibit (17)(a)(i) to the initial filing of this Registration Statement on Form N-14 filed May 18, 2010
(Accession No. 0000940394-10-000512) and incorporated herein by reference.
		(ii)	Prospectus and Statement of Additional Information, as supplemented, each dated March 1, 2010, of Eaton Vance Structured Emerging Markets Fund
filed as Exhibit (17)(a)(ii) to the initial filing of this Registration Statement on
Form N-14 filed May 18, 2010 (Accession No. 0000940394-10-000512) and incorporated herein by reference.
	(b)	(i)	Eaton Vance Emerging Markets Fund Annual Report to Shareholders for the
period ended December 31, 2009 filed as Exhibit (17)(b)(i) to the initial filing of this Registration Statement on Form N-14 filed May 18, 2010 (Accession
No. 0000940394-10-000512) and incorporated herein by reference.
		(ii)	Eaton Vance Structured Emerging Markets Fund Annual Report to
Shareholders for the period ended October 31, 2009 filed as Exhibit
(17)(b)(ii) to the initial filing of this Registration Statement on Form N-14 filed May 18, 2010 (Accession No. 0000940394-10-000512) and incorporated herein by reference.
	(c)	Proxy Card filed as Exhibit (17)(d) to Post-Effective Amendment No. 1 to the
Registration Statement on N-14 filed June 28, 2010 (Accession No. 0000940394-
10-000671) and incorporated herein by reference.

Item 17.   Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

C-10

SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 5th day of October, 2010.

EATON VANCE MUTUAL FUNDS TRUST /s/ Thomas E. Faust Jr. Thomas E. Faust Jr. President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

/s/ Thomas E. Faust Jr.	Trustee and
Thomas E. Faust Jr.	President (Chief Executive Officer)	October 5, 2010

/s/ Barbara E. Campbell	Treasurer (Principal Financial
Barbara E. Campbell	and Accounting Officer	October 5, 2010

Benjamin C. Esty*
Benjamin C. Esty	Trustee	October 5, 2010

Allen R. Freedman*
Allen R. Freedman	Trustee	October 5, 2010

William H. Park*
William H. Park	Trustee	October 5, 2010

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	October 5, 2010

Helen Frame Peters*
Helen Frame Peters	Trustee	October 5, 2010

Heidi L. Steiger*
Heidi L. Steiger	Trustee	October 5, 2010

Lynn A. Stout*
Lynn A. Stout	Trustee	October 5, 2010

Ralph F. Verni*
Ralph F. Verni	Trustee	October 5, 2010

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as a part of this Registration Statement:

Exhibit Number	Description

(4)	Agreement and Plan of Reorganization by and between Eaton Vance Special
Investment Trust (on behalf of Eaton Vance Emerging Markets Fund) and Eaton Vance
Mutual Funds Trust (on behalf of Eaton Vance Structured Emerging Markets Fund)

(12)	Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders